Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 790,706		¥ 836,435
Less: allowance for credit losses	(642,786)		(640,394)
Accounts receivable, net	¥ 147,920	$ 21,152	¥ 196,041